Note 41 Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment loss on financial assets at fair value through other comprehensive income	€ (33)	€ 59
Gains (losses) on financial assets at amortised cost	2,794	2,781
Gain on recovery of loans and advances previously written off	(228)	(211)
Impairment loss on financial assets	€ 2,761	€ 2,839